Related Party Transactions (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 4,716	$ 4,471
Directors fees	702	709
Consulting fees	135	139
Share-based payments	5,449	3,545
Key management personnel compensation	11,002	8,864
Gold Group Management Inc and Mill Street Services Ltd [member]
Disclosure of transactions between related parties [line items]
Personnel costs	21	118
General and administrative expenses	189	193
Purchase of goods and service related party transactions	$ 210	$ 311